Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated March 13, 2026 to the
Summary Prospectuses (the “Summary Prospectuses”), each dated February 28, 2026, as supplemented, for:
Global Equity Portfolio (Advisor Class, Institutional Class, and Institutional Class Z)
International Equity Portfolio (Investor Class, Institutional Class, and Institutional Class Z)
International Small Companies Portfolio (Investor Class, Institutional Class, and Institutional Class Z)
Institutional Emerging Markets Portfolio (Institutional Class and Institutional Class Z)
Frontier Emerging Markets Portfolio (Investor Class, Institutional Class, and Institutional Class Z)
International Developed Markets Equity Portfolio (Institutional Class)
(collectively, the “Portfolios”); and the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2026, as supplemented
Effective March 13, 2026, the following paragraph is inserted after the “Management of the Fund - Portfolio Expenses” subsection of the Prospectus for Institutional Investors, Individual Investors and Institutional Investors – Institutional Class Z:
ReFlow Auction Program
Each Portfolio may participate in the liquidity program offered by ReFlow Fund, LLC (“ReFlow”), which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares (the “ReFlow Auction Program”). The ReFlow Auction Program provides each Portfolio with a potential source of cash to meet net shareholder redemptions by standing ready each business day to purchase Portfolio shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of Portfolio shares, ReFlow then generally redeems those shares when the Portfolio experiences net sales, at the end of a maximum holding period determined by ReFlow or at other times at ReFlow’s discretion. While ReFlow holds Portfolio shares, it will have the same rights and privileges with respect to those shares as any other shareholder. ReFlow will periodically redeem its entire share position in a Portfolio and request that such redemption be met in‑kind in accordance with the Portfolio’s redemption in‑kind policies described below under “Shareholder Information – Purchase and Redemption of Shares – Redemptions.” For the use of the ReFlow Auction Program, a Portfolio pays a fee to ReFlow each time ReFlow purchases Portfolio shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among Portfolios participating in the ReFlow Auction Program. The current minimum fee rate is 0.14% of the value of the Portfolio shares purchased by ReFlow although a Portfolio may submit a bid at a higher fee rate if it determines that doing so is in the best interest of the Portfolio. ReFlow’s purchases of Portfolio shares through the ReFlow Auction Program are made on an investment-blind basis without regard to the Portfolio’s investment objective, policies or anticipated performance. ReFlow purchases are not subject to any investment minimum applicable to such shares. ReFlow is under no obligation to purchase Portfolio shares. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Portfolio. Harding Loevner believes that the ReFlow Auction Program may assist in stabilizing a Portfolio’s net assets to the benefit of the Portfolio and its shareholders. To the extent a Portfolio’s net assets do not decline, Harding Loevner may also benefit.
Effective March 13, 2026, the first paragraph of the “Purchase and Redemption of Shares - Purchases” subsection in the Prospectus for Institutional Investors, Individual Investors and Institutional Investors – Institutional Class Z is deleted and replaced with the following:
Purchases. The minimum initial investment in the Institutional Class of the Global Equity Portfolio, the International Equity Portfolio, the International Small Companies Portfolio, and Institutional Class of the Frontier Emerging Markets Portfolio is $100,000. The minimum initial investment in the Institutional Class of the Institutional Emerging Markets Portfolio is $500,000. Additional purchases or redemptions may be of any amount. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. The minimum investment is also waived for the ReFlow Auction Program. The Fund reserves the right to waive the minimum initial investment amount for any Portfolio.
Effective March 13, 2026, the penultimate paragraph of the “Purchase and Redemption of Shares - Redemptions” subsection in the Prospectus for Institutional Investors, Individual Investors and Institutional Investors – Institutional Class Z is deleted and replaced with the following:

The Portfolios generally pay redemption proceeds in cash. Periodically, the Portfolios may satisfy redemption requests by accessing a line of credit or overdraft facility. The Portfolios reserve the right to satisfy redemption requests by distributing redemption proceeds in whole or in part in‑kind (instead of cash) or by borrowing through other sources. The Portfolios may effect redemptions in‑kind in an effort (i) to manage cash positions; (ii) to mitigate certain costs that arise from significant redemption activity or from portfolio turnover in connection with any type of selling activity, including portfolio repositioning and cash raises (e.g., for distributions or redemptions); or (iii) for other portfolio management purposes. The Portfolios may also use redemptions in‑kind for certain Portfolio shares redeemed by ReFlow. This practice may benefit a Portfolio and its shareholders by reducing the need for the Portfolio to maintain significant cash reserves and/or to sell securities held in the Portfolio to meet redemption requests or other reasons. By doing so, a Portfolio may avoid or reduce cash drag, transaction costs, and capital gain realization that could otherwise arise from reserves maintained or securities sold. There is a risk that this activity could negatively impact the NAV of the Portfolio. With respect to these redemptions in‑kind, shareholders will receive either a pro‑rata basket or a custom basket of securities valued in the same manner as they are valued for purposes of computing a Portfolio’s NAV. A custom basket may consist of securities from a single issuer or from multiple issuers. Redemption in‑kind proceeds will typically be delivered to the redeeming shareholder within seven days after the Portfolio’s receipt of the redemption order. The Portfolios are not obligated to honor requests for a redemption in‑kind.
Effective March 13, 2026, the second paragraph of the “Purchase and Redemption of Shares – Restrictions on Frequent Trading” subsection in the Prospectus for Institutional Investors, Individual Investors and Institutional Investors – Institutional Class Z is deleted and replaced with the following:
Omnibus accounts are maintained by intermediaries acting on behalf of multiple shareholders. Since individual trades in omnibus accounts are not ordinarily disclosed to the Fund, the Fund may be unable to detect or deter frequent trading by participants in such omnibus accounts. Purchases and redemptions of Portfolio shares by ReFlow Fund, LLC in connection with a Portfolio’s participation in the ReFlow Auction Program (see “Management of the Fund – ReFlow Auction Program”) are not subject to these limitations.
In addition, effective March 13, 2026, the “Portfolio Summary – Portfolio Fees and Expenses” sections of the Summary Prospectus of the Global Equity Portfolio Institutional Class and Institutional Class Z, International Developed Markets Equity Portfolio Institutional Class, International Small Companies Portfolio Investor Class, Institutional Emerging Markets Portfolio Institutional Class and Institutional Class Z, Frontier Emerging
Markets Portfolio Investor Class and Institutional Class Z) are deleted and replaced as shown below.
Global Equity Portfolio
Institutional Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.70%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.17%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses	0.88%

Fee Waiver and/or Expense Reimbursement[2]	-0.02%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	0.86%
1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
2 Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 0.85% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2027.

The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$88	$279	$486	$1,082
Institutional Class Z
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.70%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.08%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses	0.79%

Fee Waiver and/or Expense Reimbursement[2]	-0.03%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.76%
1 Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
2Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 0.75% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example al1so assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2027. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$78	$249	$436	$975
International Developed Markets Equity Portfolio
Institutional Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.70%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.27%

Total Annual Portfolio Operating Expenses	0.97%

Fee Waiver and/or Expense Reimbursement[1]	-0.17%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.80%
1Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 0.80% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2027. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$82	$292	$520	$1,174
International Small Companies Portfolio
Investor Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Investor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.85%

Distribution (Rule 12b‑1) Fees	0.25%

Other Expenses	0.35%

Total Annual Portfolio Operating Expenses[1]	1.45%

Fee Waiver and/or Expense Reimbursement[1,2]	-0.15%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	1.30%
1Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
2Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Investor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.30% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2027. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Investor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$132	$444	$778	$1,722
Institutional Emerging Markets Portfolio
Institutional Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.85%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.30%

Total Annual Portfolio Operating Expenses	1.15%

Fee Waiver and/or Expense Reimbursement[1]	-0.10%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.05%
1Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.05% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5%

return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2027. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$107	$355	$623	$1,389
Institutional Class Z
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.85%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.23%

Total Annual Portfolio Operating Expenses	1.08%

Fee Waiver and/or Expense Reimbursement[1]	-0.13%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.95%
1Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for its operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 0.95% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2027. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$331	$583	$1,305
Frontier Emerging Markets Portfolio
Investor Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Investor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	1.10%

Distribution (Rule 12b‑1) Fees	0.25%

Other Expenses	0.83%

Total Annual Portfolio Operating Expenses[1]	2.18%

Fee Waiver and/or Expense Reimbursement[1],[2]	-0.43%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	1.75%
1Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
2Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Investor Class shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.75% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2027. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Investor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$178	$641	$1,130	$2,480
Institutional Class Z
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class Z of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	1.10%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.23%

Total Annual Portfolio Operating Expenses[1]	1.33%

Fee Waiver and/or Expense Reimbursement1,[2]	-0.08%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	1.25%
1Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
2Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, overdraft charges, litigation and indemnification, consultant fees, auction fees associated with liquidity programs, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.25% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2027. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$127	$414	$721	$1,594

Investors Should Retain this Supplement for Future Reference.